Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 93.0%
California — 93 .0%
$ 10,000,000 California Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series V-3,
5 .00% , 06/01/33 ........... $ 12,038,043
1,600,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 02/01/26 ........... 1,600,000
5,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 08/15/33 ........... 6,043,768
2,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series A,
5 .00% , 11/01/49 ........... 2,108,230
2,515,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/33 ........... 3,038,061
3,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5 .00% , 08/15/35 ........... 3,699,487
680,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/26 ........... 683,300
1,130,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/27 ........... 1,169,184
4,715,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/28 ........... 5,032,992
1,020,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/29 ........... 1,119,984
1,000,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/32 ........... 1,179,719
Principal
Amount Value
California (continued)
$ 8,200,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/33 ........... $ 9,843,032
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5 .00% , 10/01/35 ........... 2,347,871
1,950,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/28 ........... 2,097,108
1,500,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
5 .00% , 08/01/33 ........... 1,793,524
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4 .00% , 07/15/42 ........... 3,648,548
2,500,000 California State Public Works
Board Correctional Facilities
Improvements Revenue Bonds,
Series C,
5 .00% , 11/01/32 ........... 2,927,160
2,750,000 California State Public Works Board
Public Facilities Revenue Bonds,
Series B,
4 .99% , 04/01/31 ........... 2,843,023
65,000 California State University Current
Refunding Revenue Bonds, Series
A,
5 .00% , 11/01/47 ........... 65,057
325,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/26 ........... 326,578
4,550,000 City & County of San Francisco
Current Refunding COP, Series
R1,
5 .00% , 04/01/40 ........... 5,213,006
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/26 ........... 1,274,390
1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/27 ........... 1,146,508

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/28 ........... $ 2,550,683
3,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5 .00% , 06/15/30 ........... 3,401,343
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5 .00% , 05/15/32 ........... 2,774,767
2,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5 .00% , 05/15/40 ........... 2,150,524
1,220,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5 .00% , 05/15/28 ........... 1,308,379
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series F,
5 .00% , 05/15/34 ........... 1,733,150
1,500,000 City of Los Angeles Solid Waste
Resources Revenue Bonds, Series
A,
5 .00% , 02/01/32 ........... 1,756,553
2,500,000 City of San Francisco Public Utilities
Commission Water Current
Refunding Revenue Bonds, Sub-
Series F,
5 .00% , 11/01/30 ........... 2,858,995
3,350,000 City of San Francisco Public Utilities
Commission Water Current
Refunding Revenue Bonds, Sub-
Series F,
5 .00% , 11/01/32 ........... 3,990,071
3,515,000 City of San Francisco Public Utilities
Commission Water Refunding
Revenue Bonds, Sub-Series S,
5 .00% , 11/01/31 ........... 4,106,200
1,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/29 ........... 1,116,032
2,910,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/30 ........... 3,327,870
Principal
Amount Value
California (continued)
$ 3,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/31 ........... $ 3,504,581
1,000,000 City of San Francisco Public Utilities
Commission Water Revenue
Bonds, Sub-Series C,
5 .00% , 11/01/32 ........... 1,191,066
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/26 ........... 2,028,520
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/27 ........... 1,671,263
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/28 ........... 2,106,959
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00% , 08/01/29 ........... 1,113,512
5,220,000 County of Santa Clara GO, Series C,
4 .30% , 08/01/27 ........... 5,275,936
5,220,000 County of Santa Clara GO, Series C,
4 .33% , 08/01/29 ........... 5,318,654
1,475,000 East Bay Municipal Utility District
Wastewater System Current
Refunding Revenue Bonds, Series
B,
5 .00% , 06/01/35 ........... 1,831,549
1,700,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/31 ........... 1,972,684
1,500,000 East Bay Municipal Utility District
Water System Revenue Bonds,
Series A,
5 .00% , 06/01/43 ........... 1,664,073
5,000,000 Los Angeles Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/27 ........... 5,234,815
3,000,000 Los Angeles Community College
District University & College
Improvements GO, Series B,
4 .78% , 08/01/27 ........... 3,046,390
2,500,000 Los Angeles Department of Water &
Power Water System Current
Refunding Revenue Bonds, Series
B,
5 .00% , 07/01/36 ........... 2,879,822

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/26 ........... $ 5,055,487
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5 .00% , 07/01/27 ........... 5,188,992
2,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series D,
5 .00% , 07/01/47 ........... 2,080,340
3,405,000 Los Rios Community College District
Current Refunding GO,
5 .00% , 08/01/27 ........... 3,564,909
5,880,000 Los Rios Community College District
Current Refunding GO,
5 .00% , 08/01/28 ........... 6,336,743
3,000,000 Metropolitan Water District of
Southern California Current
Refunding Revenue Bonds, Series
A,
5 .00% , 04/01/36 ........... 3,665,707
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5 .00% , 08/01/35 ........... 1,166,231
1,000,000 Mt San Antonio Community College
District University & College
Improvements GO, Series D,
5 .00% , 08/01/35 ........... 1,212,149
5,000,000 Orange County Local Transportation
Authority Sales Tax Current
Refunding Revenue Bonds,
5 .00% , 02/15/41 ........... 5,758,002
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5 .00% , 08/15/30 ........... 1,136,968
2,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5 .00% , 08/15/36 ........... 2,224,108
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/38 ........... 1,173,189
Principal
Amount Value
California (continued)
$ 1,400,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/39 ........... $ 1,631,435
1,000,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series M,
5 .00% , 11/15/40 ........... 1,149,452
1,350,000 San Bernardino Community College
District University & College
Improvements GO, Series F,
5 .00% , 08/01/41 ........... 1,551,449
2,500,000 San Diego Community College
District University & College
Improvements GO, Series A-1,
5 .00% , 08/01/41 ........... 2,913,642
2,600,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/31 ........... 2,904,806
2,500,000 San Diego County Regional Airport
Authority Airport & Marina
Improvements Revenue Bonds,
Series B,
5 .00% , 07/01/32 ........... 2,832,328
1,000,000 San Diego County Regional
Transportation Commission
Current Refunding Revenue
Bonds, Series A,
5 .00% , 04/01/28 ........... 1,068,986
3,500,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series A,
5 .00% , 05/01/34 ........... 4,026,116
5,000,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series C,
5 .00% , 05/01/46 ........... 5,012,495
10,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Airport &
Marina Improvements Revenue
Bonds, Series D,
5 .00% , 05/01/31 ........... 11,118,197

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Principal
Amount Value
California (continued)
$ 6,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Airport &
Marina Improvements Revenue
Bonds, Series D,
5 .00% , 05/01/32 ........... $ 6,762,074
10,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/28 ........... 10,517,345
3,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/29 ........... 3,221,171
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/31 ........... 2,223,639
2,500,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series A,
5 .00% , 05/01/32 ........... 2,772,863
2,000,000 San Francisco City & County Airport
Current Refunding Revenue
Bonds, Series H,
5 .00% , 05/01/29 ........... 2,147,447
5,700,000 San Francisco City & County Public
Utilities Commission Wastewater
Advance Refunding Revenue
Bonds, Series B,
4 .81% , 10/01/32 ........... 5,865,860
1,000,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/36 ........... 1,158,527
1,650,000 San Jose Evergreen Community
College District University &
College Improvements GO,
Series C,
5 .00% , 09/01/38 ........... 1,884,153
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/36 ........... 1,160,795
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/37 ........... 1,153,144
Principal
Amount Value
California (continued)
$ 1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5 .00% , 11/01/42 ........... $ 1,191,225
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/42 ........... 2,207,634
2,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5 .00% , 06/01/43 ........... 2,180,857
1,200,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series B,
3 .79% , 06/01/27 ........... 1,200,953
1,000,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series B,
3 .74% , 06/01/28 ........... 998,351
10,000,000 Santa Clara Valley Water District
Refunding Revenue Bonds, Series
A-2,
5 .00% , 06/01/26 ........... 10,076,780
5,000,000 State Center Community College
District University & College
Improvements GO, Series C,
5 .00% , 08/01/47 ........... 5,282,840
90,000 State of California Current Refunding
GO,
5 .00% , 08/01/27 ........... 90,211
9,500,000 State of California Current Refunding
GO,
5 .00% , 08/01/27 ........... 9,920,110
10,000,000 State of California Current Refunding
GO,
5 .00% , 11/01/30 ........... 11,322,535
3,180,000 State of California Current Refunding
GO,
5 .00% , 03/01/38 ........... 3,726,604
2,645,000 State of California Current Refunding
GO,
5 .00% , 10/01/27 ........... 2,774,747
10,435,000 State of California Current Refunding
GO, (AGM),
5 .25% , 08/01/32 ........... 12,063,339
6,500,000 State of California Public
Improvements GO,
5 .00% , 08/01/33 ........... 7,724,914
25,000 State of California Refunding GO,
5 .00% , 10/01/26 ........... 25,059

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 4,000,000 State of California School
Improvements GO,
5 .00% , 10/01/30 ........... $ 4,412,993
5,000,000 State of California Water Utility
Improvements GO,
6 .00% , 03/01/33 ........... 5,469,831
10,000,000 State of California Water Utility
Improvements GO,
5 .00% , 04/01/28 ........... 10,625,010
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BN,
5 .00% , 05/15/34 ........... 5,920,344
5,000,000 University of California Current
Refunding Revenue Bonds, Series
BV,
5 .00% , 05/15/35 ........... 5,959,171
2,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5 .00% , 05/15/32 ........... 2,345,766
7,500,000 University of California University &
College Improvements Revenue
Bonds, Series CD,
5 .00% , 05/15/30 ........... 8,435,238
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series CD,
5 .00% , 05/15/36 ........... 12,101,594
Total Municipal Bonds
(Cost $370,215,944)
378,847,819
CORPORATE BONDS — 1.7%
United States — 1 .7%
5,000,000 J Paul Getty Trust (The),
4 .91% , 04/01/35 ........... 5,080,145
2,000,000 Stanford Health Care, Series 2020,
3 .31% , 08/15/30 ........... 1,927,645
Total Corporate Bonds
(Cost $7,000,000)
7,007,790
Shares Value
INVESTMENT COMPANY — 4.0%
16,424,076 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class , 3 .56% (a) $ 16,424,076
Total Investment Company
(Cost $16,424,076)
16,424,076
TOTAL INVESTMENTS — 98.7%
(Cost $393,640,020)
$ 402,279,685
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.3%
5,170,721
NET ASSETS — 100.0%
$ 407,450,406
(a) The rate shown represents the current yield as of January 31, 2026.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation